Cover	Aug. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2024
Entity File Number	001-37544
Entity Registrant Name	ARMATA PHARMACEUTICALS, INC.
Entity Central Index Key	0000921114
Entity Tax Identification Number	91-1549568
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	5005 McConnell Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90066
City Area Code	310
Local Phone Number	655-2928
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ARMP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false